Fair Values of Assets and Liabilities - Balances of Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) - USD ($) $ in Millions		Dec. 31, 2022		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liabilities netting		$ (4,551)		$ (1,589)
Derivative assets netting		(5,427)		(1,609)
Available-for-sale securities	[1]	72,910	[2]	132,963
Mortgage loans held for sale		1,849		6,623
Mortgage servicing rights		3,755		2,953	$ 2,210	$ 2,546
Residential Mortgage-Backed Securities [Member] | Agency [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		29,271		77,079
Commercial Mortgage-Backed Securities [Member] | Agency [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		7,145		8,485
Commercial Mortgage-Backed Securities [Member] | Non Agency [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		7
Asset-Backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		4,323		66
Other [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		6		7
Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liabilities total		6,148		1,309
Derivative assets total		2,445		2,278
Available-for-sale securities		72,910		132,963
Mortgage loans held for sale		1,849		6,623
Mortgage servicing rights		3,755		2,953
Other assets		2,004		2,199
Total		82,963		147,016
Short-term borrowings and other liabilities		1,689		2,046
Total		7,837		3,355
Fair Value, Measurements, Recurring [Member] | Netting and Collateral One [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liabilities netting		(4,551)		(1,589)
Derivative assets netting		(5,427)		(1,609)
Total		(5,427)		(1,609)
Total		(4,551)		(1,589)
Fair Value, Measurements, Recurring [Member] | U.S. Treasury and Agencies [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		22,033		36,609
Fair Value, Measurements, Recurring [Member] | Obligations of State and Political Subdivisions [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		10,125		10,717
Fair Value, Measurements, Recurring [Member] | Residential Mortgage-Backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		29,271		77,079
Fair Value, Measurements, Recurring [Member] | Commercial Mortgage-Backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities				8,485
Fair Value, Measurements, Recurring [Member] | Commercial Mortgage-Backed Securities [Member] | Agency [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		7,145
Fair Value, Measurements, Recurring [Member] | Commercial Mortgage-Backed Securities [Member] | Non Agency [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		7
Fair Value, Measurements, Recurring [Member] | Asset-Backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		4,323		66
Fair Value, Measurements, Recurring [Member] | Other [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		6		7
Level 1 [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liabilities before netting		4
Derivative assets before netting		9		8
Available-for-sale securities		13,723		30,917
Other assets		248		278
Total		13,980		31,203
Short-term borrowings and other liabilities		125		209
Total		129		209
Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | U.S. Treasury and Agencies [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		13,723		30,917
Level 2 [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liabilities before netting		6,241		2,308
Derivative assets before netting		6,608		2,490
Available-for-sale securities		59,186		102,038
Mortgage loans held for sale		1,849		6,623
Other assets		1,756		1,921
Total		69,399		113,072
Short-term borrowings and other liabilities		1,564		1,837
Total		7,805		4,145
Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | U.S. Treasury and Agencies [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		8,310		5,692
Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Obligations of State and Political Subdivisions [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		10,124		10,716
Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Residential Mortgage-Backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		29,271		77,079
Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Commercial Mortgage-Backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities				8,485
Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Commercial Mortgage-Backed Securities [Member] | Agency [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		7,145
Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Commercial Mortgage-Backed Securities [Member] | Non Agency [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		7
Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Asset-Backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		4,323		59
Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Other [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		6		7
Level 3 [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liabilities before netting		4,454		590
Derivative assets before netting		1,255		1,389
Available-for-sale securities		1		8
Mortgage servicing rights		3,755		2,953
Total		5,011		4,350
Total		4,454		590
Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Obligations of State and Political Subdivisions [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		$ 1		1
Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Asset-Backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities				$ 7

[1]	Includes only collateral pledged by the Company where counterparties have the right to sell or pledge the collateral.
[2]	The weighted-average maturity of total held-to-maturity investment securities was 7.4 years at December 31, 2021, with a corresponding weighted-average yield of 1.45 percent. The weighted-average maturity of total available-for-sale investment securities was 5.5 years at December 31, 2021, with a corresponding weighted-average yield of 1.73 percent.